Borrowings (Tables)	12 Months Ended
Mar. 31, 2018
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Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year)

Short-term borrowings and long-term borrowings (with original maturities of more than one year) at March 31, 2018 and 2017 consisted of the following:

		At March 31,
	Interest rate	2018	2017
		(In millions)
SMFG:
Long-term borrowings:
Unsubordinated
Fixed rate borrowing, payable in United States dollars, due 2022-2031	2.89%-3.87%	¥31,875	¥33,657
Fixed rate borrowing, payable in Australian dollars, due 2027	3.73%	8,165	—
Floating rate borrowing, payable in United States dollars, due 2026-2028	2.31%-3.76%	110,181	50,149
Subordinated
Fixed rate borrowing, payable in Japanese yen, due 2024-2031	0.56%-1.27%	49,000	49,000

Total SMFG		199,221	132,806

SMBC:
Short-term borrowings	0.00%-2.18%	3,521,478	6,640,069
Long-term borrowings:
Unsubordinated
Fixed rate borrowing, payable in Japanese yen, due 2017-2028	0.00%-6.10%	3,126,970	4,351
Fixed rate borrowing, payable in United States dollars, due 2017-2025	0.00%-4.17%	42,666	45,387
Fixed rate borrowing, payable in euros, due 2017-2045	0.00%-3.50%	122,023	101,492
Floating rate borrowing, payable in Japanese yen, due 2018-2037	(0.18%)-0.02%	59,500	68,000
Floating rate borrowing, payable in United States dollars, due 2017-2033	1.18%-3.45%	894,797	904,263
Floating rate borrowing, payable in euros, due 2021-2022	0.00%-0.06%	32,128	31,769
Subordinated
Fixed rate borrowing, payable in Japanese yen, due 2018-2027	1.28%-2.25%	216,000	226,000

Total SMBC		8,015,562	8,021,331

Other subsidiaries:
Short-term borrowings	0.09%-7.91%	421,662	906,427
Long-term borrowings:
Unsubordinated
Fixed rate borrowing, payable in Japanese yen, due 2017-2042	0.00%-2.67%	227,231	617,358
Fixed rate borrowing, payable in United States dollars, due 2017-2044	0.81%-5.40%	197,806	216,213
Fixed rate borrowing, payable in Chinese yuan, due 2017-2021	2.40%-6.15%	—	24,348
Fixed rate borrowing, payable in Thai baht, due 2018-2021	1.85%-4.03%	—	12,724
Floating rate borrowing, payable in Japanese yen, due 2017-2042	0.04%-1.92%	267,598	431,141
Floating rate borrowing, payable in United States dollars, due 2017-2027	1.00%-3.86%	21,610	498,860
Floating rate borrowing, payable in euros, due 2020	1.00%	52,403	47,952
Floating rate borrowing, payable in Great Britain pound, due 2042-2043	1.51%-8.49%	24,627	20,190
Other fixed or floating rate borrowing, due 2017-2043	0.58%-11.79%	10,873	30,728
Subordinated
Fixed rate borrowing, payable in Japanese yen, due 2021	1.35%	—	5,200
Floating rate borrowing, payable in Japanese yen, due 2025	1.95%	—	4,000

Total other subsidiaries		1,223,810	2,815,141

Liabilities associated with securitization transactions:
Fixed rate borrowing, payable in Japanese yen, due 2021-2049	0.09%-2.70%	1,152,826	1,077,539
Floating rate borrowing, payable in Japanese yen, due 2017-2027	0.16%-1.66%	47,533	85,421
Floating rate borrowing, payable in United States dollars, due 2019-2020	1.86%-3.01%	4,363	6,781

Total liabilities associated with securitization transactions		1,204,722	1,169,741

Lease obligations	—	9,166	106,924

Total borrowings		¥10,652,481	¥12,245,943